EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for certain Trust Portfolios.

Information Regarding

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/Equity Growth PLUS Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Global Multi-Sector Equity Portfolio

EQ/International Core PLUS Portfolio

EQ/International Value PLUS Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/Mutual Large Cap Equity Portfolio

EQ/Templeton Global Equity Portfolio

(each a “Portfolio,” and collectively the “Portfolios”)

With respect to each of the Portfolios listed above, the table in the section of the Prospectus entitled: “Who Manages the Portfolio – Adviser: BlackRock Investment Management, LLC. (“BlackRock”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio
Christopher Bliss	Managing Director and Portfolio Manager of BlackRock	May 2011
Greg Savage	Managing Director and Portfolio Manager of BlackRock	May 2012
Alan Mason	Managing Director and Portfolio Manager of BlackRock	March 2014

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The second and third paragraphs in the section of the Prospectus entitled: “Management of the Trust – the Advisers – BlackRock Investment Management, LLC” are deleted in their entirety and replaced with the following information:

The Index Allocated Portion of each of the EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Large Cap Core PLUS Portfolio, the EQ/Large Cap Growth PLUS Portfolio, the EQ/Mid Cap Value PLUS Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Global Multi-Sector Equity Portfolio, the EQ/International Core PLUS Portfolio, the EQ/International Value PLUS Portfolio and the EQ/Templeton Global Equity Portfolio is managed by Alan Mason, Christopher Bliss, and Greg Savage.

Alan Mason, Managing Director of BlackRock, Inc. since 2009, is head of the Americas Beta Strategies Portfolio Management team, which combines BlackRock’s index equity and index asset allocation functions.

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